Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 11.0%
Comcast Corp. - Class A	2,417,075	$89,190,067
Interpublic Group of Cos., Inc.	1,989,645	54,038,758
Omnicom Group, Inc.	712,682	59,088,465
		202,317,290

Consumer Discretionary - 12.0%
eBay, Inc.	1,426,475	96,615,152
Gentex Corp.	1,345,650	31,353,645
Harley-Davidson, Inc.	1,683,764	42,515,041
Polaris, Inc.	563,570	23,072,556
Somnigroup International, Inc.	460,130	27,552,584
		221,108,978

Consumer Staples - 8.3%
Kimberly-Clark Corp.	615,375	87,518,632
The Campbell's Co.	1,651,130	65,913,110
		153,431,742

Financials - 18.1%
American Express Co.	298,860	80,408,283
Ameriprise Financial, Inc.	107,220	51,906,274
Blackrock, Inc.	49,725	47,063,718
Carlyle Group, Inc.	627,530	27,354,033
Chubb Ltd.	263,860	79,683,081
SEI Investments Co.	600,900	46,647,867
		333,063,256

Health Care - 15.6%
Amgen, Inc.	289,985	90,344,827
Cencora, Inc.	95,941	26,680,233
Medtronic PLC	950,510	85,412,828
Merck & Co., Inc.	960,685	86,231,086
		288,668,974

Industrials - 9.6%
Cummins, Inc.	136,035	42,638,810
Flowserve Corp.	578,739	28,265,613
Masco Corp.	604,130	42,011,200
Westinghouse Air Brake Technologies Corp.	350,170	63,503,330
		176,418,953

Information Technology - 18.2%
Amdocs Ltd.	1,004,407	91,903,241
Gen Digital, Inc.	3,444,045	91,404,954
NetApp, Inc.	791,945	69,564,449
QUALCOMM, Inc.	535,940	82,325,743
		335,198,387

Materials - 4.5%
PPG Industries, Inc.	767,220	83,895,507
TOTAL COMMON STOCKS (Cost $1,533,355,956)		1,794,103,087

SHORT-TERM INVESTMENTS - 2.6%	Shares	Value
Money Market Funds - 2.6%
First American Government Obligations Fund - Class Z, 4.23% (a)	48,807,173	48,807,173
TOTAL SHORT-TERM INVESTMENTS (Cost $48,807,173)		48,807,173

TOTAL INVESTMENTS - 99.9% (Cost $1,582,163,129)		1,842,910,260
Other Assets in Excess of Liabilities - 0.1%		2,731,851
TOTAL NET ASSETS - 100.0%		$1,845,642,111
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory - Beutel Goodman Large-Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,794,103,087	$–	$–	$1,794,103,087
Money Market Funds	48,807,173	–	–	48,807,173
Total Investments	$1,842,910,260	$–	$–	$1,842,910,260

Refer to the Schedule of Investments for further disaggregation of investment categories.